Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Cash flows from operating activities
Net income (loss)	$ (147,498,831)	$ (18,813,627)	$ 2,440,540	$ 19,627,990
Adjustments to reconcile net income to net cash provided by operating activities
Interest expenses on promissory note	560,131	71,445
Depreciation of property and equipment	3,197,847	407,889	2,653,382	2,391,477
Amortization of intangible assets	2,198,812	280,461
Amortization of operating lease right-of-use assets	16,484,583	2,102,625	2,859,872	2,455,945
Provision for expected credit losses	79,620,079	10,155,622	16,802,195	7,022,680
Gain on deconsolidation of subsidiaries	(12,142,060)	(1,548,732)
Impairment loss on goodwill	35,124,140	4,480,120		1,500,000
Fair value loss on promissory note	6,731,190	858,570
Changes in operating assets and liabilities
Inventories	(540,467)	(68,937)
Contracts receivable	(69,376,515)	(8,849,044)	(11,509,902)	(12,899,645)
Contract assets	25,145,527	3,207,339	(32,110,701)	(44,557,145)
Retention receivables	465,172	59,333	(256,448)	333,868
Prepaid expenses and other receivables	(60,257,876)	(7,685,954)	(35,095,677)	184,146
Deferred tax assets	(3,127,225)	(398,881)
Tax recoverable	(124,746)	(15,911)
Accounts payable	24,538,513	3,129,912	1,554,999	6,038,104
Accrued expenses and other payables	47,888,279	6,108,200	(4,517,741)	(6,520,805)
Contract liabilities	(10,689,963)	(1,363,516)	(5,410,013)	5,499,632
Tax payable	1,038,774	132,497	3,340,957	3,053,978
Operating lease liabilities	(14,045,150)	(1,791,473)	(3,106,080)	(2,866,653)
Deferred tax liabilities	(362,804)	(46,276)
Net cash used in operating activities	(75,172,590)	(9,588,338)	(62,354,617)	(18,736,428)
Cash flows from investing activities
Purchase of property and equipment	(2,673,316)	(340,984)	(3,915,836)	(517,697)
Acquisition of a subsidiaries	5,943,222	758,064	(1,057,302)	(1,000,000)
Deconsolidation of subsidiaries	(277,059)	(35,339)
Long-term investment	(741,752)	(94,611)	(1,176,541)	(10,508,784)
Loan to third parties			(2,600,000)	(800,000)
Advance to related parties	(4,181,538)	(533,359)	(12,607,377)	(17,406,158)
Net cash used in investing activities	(1,930,443)	(246,229)	(21,357,056)	(30,232,639)
Cash flows from financing activities
Proceeds from bank borrowings	271,102,202	34,579,362	229,012,516	81,636,675
Repayment for bank borrowings	(239,591,537)	(30,560,146)	(191,506,139)	(59,191,113)
Proceeds from other loan			1,000,000
Repayment for other loan	(778,000)	(99,235)	(222,000)
Proceeds from promissory note	15,680,000	2,000,000
Deferred offering costs			(1,730,666)	(1,075,920)
Proceeds from IPO, net			67,406,579
Repayment from related parties	119,883	15,290	524,016	5,436,308
Advance to related parties	(19,014)	(2,425)
Net cash provided by financing activities	46,513,534	5,932,846	104,484,306	26,805,950
Net (decrease) increase in cash and cash equivalents and restricted cash	(30,589,499)	(3,901,721)	20,772,633	(22,163,117)
Cash and cash equivalents and restricted cash at the beginning of the year	45,222,756	5,768,208	24,450,123	46,613,240
Cash and cash equivalents and restricted cash at the end of the year	14,633,257	1,866,487	45,222,756	24,450,123
Supplementary cash flow information
Interest received	268,049	34,190	849,735	195,319
Interest paid	(8,730,144)	(1,113,539)	(2,692,394)	(1,486,629)
Income tax paid	(4,396,923)	(560,832)	(3,090,542)	(2,752,034)
Supplemental schedule of non-cash investing and financing activities:
Initial recognition of operating lease liabilities related to right-of-use-assets	164,834,828	$ 21,024,850
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	8,633,257		20,396,353
Restricted cash	6,000,000		24,826,403
Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	$ 14,633,257		$ 45,222,756	$ 24,450,123